Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Robinhood Markets, Inc.
Entity Incorporation, State	DE
Entity Primary SIC Number	7372
Entity Tax Identification Number	46-4364776
Entity Address, Street	85 Willow Road
Entity Address, City	Menlo Park
Entity Address, State	CA
Entity Address, Postal Zip Code	94025
City Area Code	844
Local Phone Number	428-5411
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001783879
Amendment Flag	false